Exhibit 99.1

NISSAN AUTO LEASE TRUST 2026-A

Servicer Report

Collection Period Start	1-Mar-26	Distribution Date	15-Apr-26
Collection Period End	31-Mar-26	30/360 Days	30
Beg. of Interest Period	16-Mar-26	Actual/360 Days	30
End of Interest Period	15-Apr-26

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,422,078,634.81	1,405,940,882.24	1,389,050,738.79	0.9767749
Total Securities		1,422,078,634.81	1,405,940,882.24	1,389,050,738.79	0.9767749
Class A-1 Notes	3.832000%	111,000,000.00	94,862,247.43	77,972,103.98	0.7024514
Class A-2a Notes	3.900000%	239,940,000.00	239,940,000.00	239,940,000.00	1.0000000
Class A-2b Notes	4.122230%	240,000,000.00	240,000,000.00	240,000,000.00	1.0000000
Class A-3 Notes	3.870000%	479,940,000.00	479,940,000.00	479,940,000.00	1.0000000
Class A-4 Notes	3.940000%	78,860,000.00	78,860,000.00	78,860,000.00	1.0000000
Class B Notes	4.140000%	47,640,000.00	47,640,000.00	47,640,000.00	1.0000000
Class C Notes	4.290000%	52,620,000.00	52,620,000.00	52,620,000.00	1.0000000
Certificates	0.000000%	172,078,634.81	172,078,634.81	172,078,634.81	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	16,890,143.45	302,926.78	152.1634545	2.7290701
Class A-2a Notes	0.00	779,805.00	0.0000000	3.2500000
Class A-2b Notes	0.00	824,446.00	0.0000000	3.4351917
Class A-3 Notes	0.00	1,547,806.50	0.0000000	3.2250000
Class A-4 Notes	0.00	258,923.67	0.0000000	3.2833334
Class B Notes	0.00	164,358.00	0.0000000	3.4500000
Class C Notes	0.00	188,116.50	0.0000000	3.5750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	16,890,143.45	4,066,382.45

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					14,691,261.04
Monthly Interest					10,583,145.28

Total Monthly Payments					25,274,406.32
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					412,229.13
Aggregate Sales Proceeds Advance					158,331.94

Total Advances					570,561.07
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					3,169,860.53
Excess Wear and Tear and Excess Mileage					4,211.75
Remaining Payoffs					0.00
Net Insurance Proceeds					1,842,721.96
Residual Value Surplus					10,544.58

Total Collections					30,872,306.21

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		263,454.00			10
Involuntary Repossession		—			—
Voluntary Repossession		331,609.00			12
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,819,552.46		69
Customer Payoff				104,389.18	3
Grounding Dealer Payoff				2,330,326.15	70
Dealer Purchase				110,341.57	3

Total		595,063.00	1,819,552.46	2,545,056.90	167

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	47,596	1,695,000,465.51	10.00000%	1,405,940,882.24
Total Depreciation Received		(17,070,230.97)		(12,151,731.34)
Principal Amount of Gross Losses	(85)	(2,929,400.98)		(2,468,682.15)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(3)	(98,408.75)		(91,343.56)
Scheduled Terminations	(79)	(2,569,240.34)		(2,178,386.40)

Pool Balance - End of Period	47,429	1,672,333,184.47		1,389,050,738.79
Remaining Pool Balance
Lease Payment				529,444,845.34
Residual Value				859,605,893.45

Total				1,389,050,738.79

III. DISTRIBUTIONS
Total Collections	30,872,306.21
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	30,872,306.21
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	1,437,621.38
3. Reimbursement of Sales Proceeds Advance	257,987.17
4. Servicing Fee:
Servicing Fee Due	1,171,617.40
Servicing Fee Paid	1,171,617.40
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	2,867,225.95

NISSAN AUTO LEASE TRUST 2026-A

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	302,926.78
Class A-1 Notes Monthly Interest Paid	302,926.78
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	779,805.00
Class A-2a Notes Monthly Interest Paid	779,805.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	824,446.00
Class A-2b Notes Monthly Interest Paid	824,446.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,547,806.50
Class A-3 Notes Monthly Interest Paid	1,547,806.50
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	258,923.67
Class A-4 Notes Monthly Interest Paid	258,923.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Class B Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Available Interest Distribution Amount	164,358.00
Class B Notes Monthly Interest Paid	164,358.00
Chg in Class B Notes Int. Carryover Shortfall	0.00
Class C Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Available Interest Distribution Amount	188,116.50
Class C Notes Monthly Interest Paid	188,116.50
Chg in Class C Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	4,066,382.45
Total Note and Certificate Monthly Interest Paid	4,066,382.45
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	23,938,697.81
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Notes	16,890,143.45
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	16,890,143.45
Chg in Total Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	7,048,554.36

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	5,688,314.54
Required Reserve Account Amount	9,243,511.13
Beginning Reserve Account Balance	9,243,511.13
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	9,243,511.13
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	7,048,554.36
Gross Reserve Account Balance	16,292,065.49
Remaining Available Collections Released to Seller	7,048,554.36
Total Ending Reserve Account Balance	9,243,511.13

NISSAN AUTO LEASE TRUST 2026-A

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			24.81
Monthly Prepayment Speed			39%
Lifetime Prepayment Speed			37%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,174,330.96
Securitization Value of Defaulted Receivables and Casualty Receivables		2,468,682.15	85
Aggregate Defaulted and Casualty Gain (Loss)		(294,351.19)
Pool Balance at Beginning of Collection Period		1,405,940,882.24
Net Loss Ratio
Current Collection Period		-0.0209%
Preceding Collection Period		-0.0104%
Second Preceding Collection Period		0.0000%
Third Preceding Collection Period		0.0000%
Cumulative Net Losses for all Periods		0.0311%	442,929.45

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.34%	4,742,527.27	165
61-90 Days Delinquent	0.05%	677,537.60	26
91-120 Days Delinquent	0.00%	23,250.66	1
More than 120 Days	0.00%	0.00	0

Total Delinquent Receivables:	0.39%	5,443,315.53	192

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.05%	0.06%
Preceding Collection Period		0.01%	0.01%
Second Preceding Collection Period		0.00%	0.00%
Third Preceding Collection Period		0.00%	0.00%
60 Day Delinquent Receivables		700,788.26
Delinquency Percentage		0.05%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		263,454.00	10
Securitization Value		272,523.76	10

Aggregate Residual Value Surplus (Loss)		(9,069.76)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		314,037.00	12
Cumulative Securitization Value		325,826.20	12

Cumulative Residual Value Surplus (Loss)		(11,789.20)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			297,153.32
Reimbursement of Outstanding Advance			257,987.17
Additional Advances for current period			158,331.94

Ending Balance of Residual Advance			197,498.09

Beginning Balance of Payment Advance			2,349,825.99
Reimbursement of Outstanding Payment Advance			1,437,621.38
Additional Payment Advances for current period			412,229.13

Ending Balance of Payment Advance			1,324,433.74

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets Assets, or repurchases of Series Assets Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO